Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Carrying Amount of Intangible Assets for Partnership's Reportable Segments

The carrying amount of intangible assets for the Partnership’s reportable segments is as follows:

	December 31, 2013			December 31, 2012
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Gross carrying amount	179,813	6,797	186,610	179,813	12,623	192,436
Accumulated amortization	(83,311)	(6,454)	(89,765)	(74,456)	(7,996)	(82,452)

Net carrying amount	96,502	343	96,845	105,357	4,627	109,984